Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Awards [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards	Compensation expense recognized for share-based awards was as follow:
	Years ended December 31,
Share-based compensation expenses (In thousands)	2021	2022	2023
—Restricted Shares (a)	5,573	1,006	1,999
—Share options(b)	3,184	2,092	1,316
Total	8,757	3,098	3,315
(a)	Restricted Shares
(b)	Share options

Schedule of Restricted Shares Activity	A summary of the Restricted Shares activity for the years ended December 31, 2021, 2022 and 2023 is presented below:
(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2021	—
Granted	6,261,100
Forfeited	(345,000)
Vested	(3,000,000)
Outstanding as of December 31, 2021	2,916,100
Granted	8,822,010
Vested	(3,767,180)
Outstanding as of December 31, 2022	7,970,930
Granted	6,655,170
Forfeited	(1,000,000)
Vested	(5,629,400)
Outstanding as of December 31, 2023	7,996,700

Schedule of Changes in the Share Options Granted	A summary of the changes in the share options granted by the Company during the years ended December 31, 2021, 2022 and 2023 is as follows:
	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2021	22,298,757	$0.54	$57,082,970
Granted	820,000	$0.68	$171,820
Forfeited	(1,973,636)	$0.56	$(3,388,792)
Exercised	(1,919,760)	$0.52	$(5,939,067)
Outstanding as of December 31, 2021	19,225,361	$0.54	$47,926,931
Exercisable as of December 31, 2021	13,478,069	$0.55	$38,703,590
Granted	716,420	$0.81	$(458,564)
Forfeited	(1,936,841)	$0.74	$(2,428,038)
Outstanding as of December 31, 2022	18,004,940	$0.53	$45,040,329
Exercisable as of December 31, 2022	14,644,270	$0.54	$39,789,170
Forfeited	(885,560)	$0.56	$(2,409,012)
Exercised	(97,200)	$0.50	$(302,604)
Outstanding as of December 31, 2023	17,022,180	$0.53	$42,328,713
Exercisable as of December 31, 2023	14,301,480	$0.54	$38,503,322

Schedule of Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during the years ended December 31, 2021, 2022 and 2023 is summarized in the following table:
	Years ended December 31,
(In thousands)	2021	2022	2023
Risk-free interest rate(i)	1.22%-1.52%	0.90%-1.67%	N/A
Expected dividend yield(ii)	0.00%	0.00%	N/A
Expected volatility(iii)	35.01%-36.00%	29.44%-34.81%	N/A
Grant date fair value	$0.06-$0.65	$0.00-$0.0044	N/A
(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.

(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.

(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.